GENERAL	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
General	GENERAL
FLEX LNG Ltd., referred to as FLEX LNG or the Company, is a limited liability company incorporated in Bermuda. The Company's ordinary shares are currently listed on the New York Stock Exchange, or NYSE. On May 8, 2025, the Company's shareholders approved at the 2025 Annual General Meeting to delist the shares from the Oslo Stock Exchange, or OSE. The last day of trading of the Company’s ordinary shares on the OSE was September 15, 2025, and the Company's ordinary shares were delisted on September 16, 2025. The Company's ordinary shares are now publicly listed exclusively on the NYSE under the symbol "FLNG".
The Company's activities are focused on seaborne transportation of liquefied natural gas, or LNG, through the ownership and operation of fuel efficient, fifth generation LNG carriers. As of December 31, 2025, the Company has 13 LNG carriers in operation, or our Fleet.
Our Fleet consists entirely of modern, next generation, large LNG carriers with two stroke engines: nine vessels with M-type Electronically Controlled Gas Injection, or MEGI; and four vessels with Generation X Dual Fuel, or X-DF, propulsion systems. Three of our MEGI vessels are equipped with full re-liquefaction systems and four of our MEGI vessels are equipped with partial re-liquefaction systems, which reduces the active boil off rates achieved.